Schedule of Investments (unaudited)
September 30, 2024
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 58.1%
Communication Services — 1.2%
Diversified Telecommunication Services — 0.8%
Cogent Communications Group Inc./Cogent Communications Finance Inc., Senior Notes	7.000%	6/15/27	1,785,000	$1,815,670 (a)
Cogent Communications Group LLC, Senior Notes	7.000%	6/15/27	1,600,000	1,629,510 (a)
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	1,065,000	981,236 (a)
Total Diversified Telecommunication Services				4,426,416
Media — 0.2%
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	250,000	128,917
Nexstar Media Inc., Senior Notes	4.750%	11/1/28	710,000	678,920 (a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	600,000	602,358 (a)
Total Media				1,410,195
Wireless Telecommunication Services — 0.2%
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,495,000	1,332,243 (a)

Total Communication Services				7,168,854
Consumer Discretionary — 7.2%
Automobiles — 0.4%
Ford Motor Credit Co. LLC, Senior Notes	5.303%	9/6/29	2,090,000	2,081,257
Hotels, Restaurants & Leisure — 5.5%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	5,110,000	4,396,796 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	1,650,000	1,739,882 (a)
Grupo Posadas SAB de CV, Senior Secured Notes, Step bond (7.000% PIK to 12/30/25 then 8.000% Cash)	7.000%	12/30/27	3,780,000	3,477,281 (b)(c)
Melco Resorts Finance Ltd., Senior Notes	5.250%	4/26/26	1,683,000	1,653,718 (a)
MGM Resorts International, Senior Notes	6.125%	9/15/29	2,720,000	2,755,786
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	5,460,000	5,403,953 (a)
Studio City Co. Ltd., Senior Secured Notes	7.000%	2/15/27	880,000	890,692 (a)
Studio City Finance Ltd., Senior Notes	6.000%	7/15/25	2,611,000	2,620,266 (c)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,250,000	1,249,095 (a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	4,770,000	4,770,000 (c)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	2,840,000	2,820,606 (a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	745,000	728,940 (a)
Total Hotels, Restaurants & Leisure				32,507,015
Specialty Retail — 0.7%
Victra Holdings LLC/Victra Finance Corp., Senior Secured Notes	8.750%	9/15/29	4,000,000	4,203,383 (a)
Textiles, Apparel & Luxury Goods — 0.6%
S&S Holdings LLC, Senior Secured Notes	8.375%	10/1/31	3,190,000	3,214,262 (a)(d)

Total Consumer Discretionary				42,005,917
Consumer Staples — 1.7%
Consumer Staples Distribution & Retail — 0.4%
Walgreens Boots Alliance Inc., Senior Notes	8.125%	8/15/29	1,310,000	1,308,817
Walgreens Boots Alliance Inc., Senior Notes	3.200%	4/15/30	1,620,000	1,315,853
Total Consumer Staples Distribution & Retail				2,624,670
Food Products — 0.7%
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	355,000	315,680 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — continued
Minerva Luxembourg SA, Senior Notes	8.875%	9/13/33	1,180,000	$1,287,525 (a)
Pilgrim’s Pride Corp., Senior Notes	4.250%	4/15/31	2,400,000	2,283,033
Total Food Products				3,886,238
Tobacco — 0.6%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	1,570,000	1,571,564 (a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	2,100,000	2,130,337 (a)
Total Tobacco				3,701,901

Total Consumer Staples				10,212,809
Energy — 16.5%
Energy Equipment & Services — 0.8%
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	1,500,000	1,546,344 (a)
Yinson Boronia Production BV, Senior Secured Notes	8.947%	7/31/42	2,880,000	3,084,077 (a)
Total Energy Equipment & Services				4,630,421
Oil, Gas & Consumable Fuels — 15.7%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	960,000	971,943 (a)
Baytex Energy Corp., Senior Notes	8.500%	4/30/30	3,210,000	3,329,704 (a)
California Resources Corp., Senior Notes	8.250%	6/15/29	1,995,000	2,034,578 (a)
CITGO Petroleum Corp., Senior Secured Notes	7.000%	6/15/25	5,740,000	5,746,867 (a)
CITGO Petroleum Corp., Senior Secured Notes	6.375%	6/15/26	2,530,000	2,536,092 (a)
Civitas Resources Inc., Senior Notes	8.375%	7/1/28	1,740,000	1,810,851 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,480,000	2,432,203
Ecopetrol SA, Senior Notes	8.875%	1/13/33	590,000	633,058
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	2,765,000	2,641,004 (c)
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	4,620,000	4,166,801 (c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	2,160,000	2,160,233 (e)(f)
Energy Transfer LP, Senior Notes	5.600%	9/1/34	3,270,000	3,399,721
Geopark Ltd., Senior Notes	5.500%	1/17/27	2,800,000	2,670,303 (a)
Kraken Oil & Gas Partners LLC, Senior Notes	7.625%	8/15/29	580,000	579,745 (a)
Leviathan Bond Ltd., Senior Secured Notes	6.125%	6/30/25	3,680,000	3,626,326 (c)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	4,370,000	4,151,260 (c)
Leviathan Bond Ltd., Senior Secured Notes	6.750%	6/30/30	1,075,000	982,108 (c)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	2,310,000	2,300,782 (a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	3,230,000	2,717,051 (a)
New Fortress Energy Inc., Senior Secured Notes	8.750%	3/15/29	1,070,000	806,474 (a)
OHI Group SA, Senior Secured Notes	13.000%	7/22/29	1,700,000	1,695,750 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	2,400,000	2,473,042 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	995,000	1,011,786 (a)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	12,500,000	11,689,179
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	5.700%	9/15/34	2,510,000	2,609,644
Raizen Fuels Finance SA, Senior Notes	5.700%	1/17/35	1,510,000	1,512,643 (a)
SM Energy Co., Senior Notes	6.625%	1/15/27	1,690,000	1,694,805
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	3,100,000	3,054,633 (a)
Transportadora de Gas del Sur SA, Senior Notes	8.500%	7/24/31	1,570,000	1,638,069 (a)
Tullow Oil PLC, Senior Notes	7.000%	3/1/25	660,000	627,319 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Venture Global LNG Inc., Senior Secured Notes	8.125%	6/1/28	4,760,000	$4,965,582 (a)
Wildfire Intermediate Holdings LLC, Senior Notes	7.500%	10/15/29	2,851,000	2,812,661 (a)
YPF SA, Senior Notes	8.500%	7/28/25	2,665,000	2,683,652 (c)
YPF SA, Senior Secured Notes	9.000%	2/12/26	1,495,384	1,518,685 (c)
YPF SA, Senior Secured Notes	9.500%	1/17/31	1,970,000	2,080,944 (a)
Total Oil, Gas & Consumable Fuels				91,765,498

Total Energy				96,395,919
Financials — 14.7%
Banks — 1.9%
Banco Mercantil del Norte SA, Junior Subordinated Notes (5.875% to 1/24/27 then 5 year Treasury Constant Maturity Rate + 4.643%)	5.875%	1/24/27	1,090,000	1,071,820 (a)(e)(f)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. Term SOFR + 4.436%)	6.500%	10/23/24	810,000	810,214 (e)(f)
Bank of Nova Scotia, Junior Subordinated Notes (4.900% to 6/4/25 then 5 year Treasury Constant Maturity Rate + 4.551%)	4.900%	6/4/25	2,405,000	2,378,207 (e)(f)
PNC Financial Services Group Inc., Junior Subordinated Notes (5.000% to 11/1/26 then 3 mo. Term SOFR + 3.562%)	5.000%	11/1/26	1,110,000	1,103,295 (e)(f)
Societe Generale SA, Subordinated Notes	7.367%	1/10/53	1,330,000	1,390,436 (a)
Societe Generale SA, Subordinated Notes (7.132% to 1/19/54 then 1 year Treasury Constant Maturity Rate + 2.950%)	7.132%	1/19/55	3,225,000	3,288,265 (a)(f)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,080,000	1,025,737 (f)
Total Banks				11,067,974
Capital Markets — 6.7%
Antares Holdings LP, Senior Notes	2.750%	1/15/27	645,000	604,548 (a)
Antares Holdings LP, Senior Notes	7.950%	8/11/28	2,640,000	2,804,099 (a)
Ares Capital Corp., Senior Notes	7.000%	1/15/27	2,930,000	3,050,735
Ares Capital Corp., Senior Notes	2.875%	6/15/28	300,000	276,806
Bain Capital Specialty Finance Inc., Senior Notes	2.950%	3/10/26	1,105,000	1,065,458
Blackstone Secured Lending Fund, Senior Notes	3.625%	1/15/26	3,480,000	3,410,765
Blackstone Secured Lending Fund, Senior Notes	2.850%	9/30/28	250,000	228,265
Blue Owl Capital Corp., Senior Notes	2.625%	1/15/27	365,000	344,576
Blue Owl Credit Income Corp., Senior Notes	3.125%	9/23/26	1,300,000	1,241,184
Blue Owl Credit Income Corp., Senior Notes	7.750%	9/16/27	510,000	537,480
Blue Owl Finance LLC, Senior Notes	3.125%	6/10/31	1,035,000	907,947 (a)
Blue Owl Technology Finance Corp., Senior Notes	3.750%	6/17/26	835,000	804,256 (a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 3.168%)	4.000%	6/1/26	7,390,000	7,097,643 (e)(f)
FS KKR Capital Corp., Senior Notes	3.125%	10/12/28	725,000	658,803
Golub Capital BDC Inc., Senior Notes	2.500%	8/24/26	1,080,000	1,024,779
Golub Capital BDC Inc., Senior Notes	2.050%	2/15/27	65,000	60,041
Golub Capital BDC Inc., Senior Notes	7.050%	12/5/28	2,200,000	2,321,591
Golub Capital BDC Inc., Senior Notes	6.000%	7/15/29	1,320,000	1,342,146
Hercules Capital Inc., Senior Notes	2.625%	9/16/26	1,868,000	1,766,297
Main Street Capital Corp., Senior Notes	3.000%	7/14/26	1,215,000	1,164,517
Main Street Capital Corp., Senior Notes	6.950%	3/1/29	940,000	981,165
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	4,140,000	$4,572,224 (a)(f)
XP Inc., Senior Notes	6.750%	7/2/29	2,600,000	2,668,982 (a)
Total Capital Markets				38,934,307
Consumer Finance — 3.5%
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.868%)	4.700%	5/15/26	2,530,000	2,212,650 (e)(f)
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/28 then 7 year Treasury Constant Maturity Rate + 3.481%)	4.700%	5/15/28	3,165,000	2,593,548 (e)(f)
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	2,700,000	2,890,769 (a)
Enova International Inc., Senior Notes	9.125%	8/1/29	1,350,000	1,386,429 (a)
goeasy Ltd., Senior Notes	9.250%	12/1/28	4,000,000	4,310,072 (a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	3,040,000	2,799,334 (a)
Synchrony Financial, Subordinated Notes	7.250%	2/2/33	2,460,000	2,557,178
World Acceptance Corp., Senior Notes	7.000%	11/1/26	2,000,000	1,954,154 (a)
Total Consumer Finance				20,704,134
Financial Services — 2.4%
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	1,798,000	1,795,784 (a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	2,115,000	2,135,983 (a)
Freedom Mortgage Holdings LLC, Senior Notes	9.250%	2/1/29	860,000	894,637 (a)
GGAM Finance Ltd., Senior Notes	7.750%	5/15/26	3,300,000	3,379,969 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	3,240,000	3,435,664 (a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	2,420,000	2,406,282 (a)
Total Financial Services				14,048,319
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	1,180,000	1,238,778 (a)

Total Financials				85,993,512
Health Care — 1.4%
Health Care Equipment & Supplies — 0.2%
Embecta Corp., Senior Secured Notes	5.000%	2/15/30	1,440,000	1,327,079 (a)
Health Care Providers & Services — 0.5%
Prime Healthcare Services Inc., Senior Secured Notes	9.375%	9/1/29	1,765,000	1,822,174 (a)
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	1,120,000	1,203,809 (a)
Total Health Care Providers & Services				3,025,983
Pharmaceuticals — 0.7%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	3,810,000	3,815,349

Total Health Care				8,168,411
Industrials — 7.9%
Air Freight & Logistics — 0.2%
Cargo Aircraft Management Inc., Senior Notes	4.750%	2/1/28	1,310,000	1,257,157 (a)
Building Products — 0.8%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	930,000	974,019 (a)
Masterbrand Inc., Senior Notes	7.000%	7/15/32	3,580,000	3,754,783 (a)
Total Building Products				4,728,802
Commercial Services & Supplies — 0.1%
Enviri Corp., Senior Notes	5.750%	7/31/27	395,000	388,076 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — 0.5%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	1,390,000	$1,356,131 (a)
MasTec Inc., Senior Notes	4.500%	8/15/28	1,763,000	1,732,702 (a)
Total Construction & Engineering				3,088,833
Electrical Equipment — 0.1%
Regal Rexnord Corp., Senior Notes	6.300%	2/15/30	310,000	329,898
Regal Rexnord Corp., Senior Notes	6.400%	4/15/33	310,000	331,766
Total Electrical Equipment				661,664
Ground Transportation — 0.6%
Uber Technologies Inc., Senior Notes	8.000%	11/1/26	1,760,000	1,764,365 (a)
Uber Technologies Inc., Senior Notes	7.500%	9/15/27	1,960,000	1,999,762 (a)
Total Ground Transportation				3,764,127
Passenger Airlines — 3.2%
Air Canada, Senior Secured Notes	3.875%	8/15/26	2,030,000	1,978,420 (a)
Air Canada Pass-Through Trust	3.600%	3/15/27	2,698,981	2,621,984 (a)
Air Canada Pass-Through Trust	5.250%	4/1/29	876,085	878,498 (a)
Air Canada Pass-Through Trust	3.300%	1/15/30	277,120	259,397 (a)
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	2,260,000	2,242,976 (a)
Continental Airlines Pass-Through Trust	4.000%	10/29/24	1,610,395	1,608,713
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	11.000%	4/15/29	4,867,250	4,891,684 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,944,250	1,969,883 (a)
United Airlines Pass-Through Trust	4.875%	1/15/26	2,260,000	2,240,698
Total Passenger Airlines				18,692,253
Trading Companies & Distributors — 2.2%
AerCap Holdings NV, Senior Notes (5.875% to 10/10/24 then 5 year Treasury Constant Maturity Rate + 4.535%)	5.875%	10/10/79	2,385,000	2,386,445 (f)
Air Lease Corp., Junior Subordinated Notes (4.125% to 12/15/26 then 5 year Treasury Constant Maturity Rate + 3.149%)	4.125%	12/15/26	2,057,000	1,935,595 (e)(f)
Aircastle Ltd., Junior Subordinated Notes (5.250% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 4.410%)	5.250%	6/15/26	5,000,000	4,974,959 (a)(e)(f)
Fortress Transportation and Infrastructure Investors LLC, Senior Notes	5.500%	5/1/28	3,650,000	3,638,050 (a)
Total Trading Companies & Distributors				12,935,049
Transportation Infrastructure — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	990,000	1,037,649 (a)

Total Industrials				46,553,610
Information Technology — 1.8%
Communications Equipment — 1.1%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	3,560,000	3,560,000 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	840,000	813,948 (a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	2,430,000	2,295,175 (a)
Total Communications Equipment				6,669,123
IT Services — 0.5%
Sabre GLBL Inc., Senior Secured Notes	11.250%	12/15/27	2,750,000	2,855,271 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Technology Hardware, Storage & Peripherals — 0.2%
Seagate HDD Cayman, Senior Notes	4.125%	1/15/31	1,000,000	$925,498

Total Information Technology				10,449,892
Materials — 4.6%
Chemicals — 1.3%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	1,080,000	936,441 (a)
Braskem Idesa SAPI, Senior Secured Notes	6.990%	2/20/32	1,095,000	863,823 (c)
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	2,310,000	2,456,944 (a)
Mativ Holdings Inc., Senior Notes	6.875%	10/1/26	2,445,000	2,445,428 (a)
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	855,000	873,746 (a)(d)
Total Chemicals				7,576,382
Containers & Packaging — 0.2%
Graham Packaging Co. Inc., Senior Notes	7.125%	8/15/28	1,030,000	1,020,890 (a)
Metals & Mining — 3.1%
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	2,010,000	2,034,604 (a)
CSN Resources SA, Senior Notes	8.875%	12/5/30	2,045,000	2,074,943 (a)
ERO Copper Corp., Senior Notes	6.500%	2/15/30	2,095,000	2,088,096 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,705,000	2,676,896 (a)
Mineral Resources Ltd., Senior Notes	8.125%	5/1/27	690,000	697,849 (a)
Mineral Resources Ltd., Senior Notes	9.250%	10/1/28	3,450,000	3,677,834 (a)
Taseko Mines Ltd., Senior Secured Notes	8.250%	5/1/30	2,550,000	2,679,353 (a)
Usiminas International Sarl, Senior Notes	5.875%	7/18/26	841,000	833,882 (a)
Vale Overseas Ltd., Senior Notes	6.400%	6/28/54	1,680,000	1,771,437
Total Metals & Mining				18,534,894

Total Materials				27,132,166
Real Estate — 0.4%
Diversified REITs — 0.2%
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	1,030,000	955,604 (c)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.625%	6/15/25	460,000	457,557 (a)
Total Diversified REITs				1,413,161
Real Estate Management & Development — 0.2%
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/ 4323, Senior Secured Notes (11.000% PIK)	11.000%	9/12/30	1,010,000	1,027,675 (a)(b)

Total Real Estate				2,440,836
Utilities — 0.7%
Electric Utilities — 0.1%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	825,187	749,092 (a)
Independent Power and Renewable Electricity Producers — 0.6%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes	7.250%	1/31/41	715,000	746,782 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Independent Power and Renewable Electricity Producers — continued
Vistra Corp., Junior Subordinated Notes (7.000% to 12/15/26 then 5 year Treasury Constant Maturity Rate + 5.740%)	7.000%	12/15/26	1,310,000	$1,338,367 (a)(e)(f)
Vistra Corp., Junior Subordinated Notes (8.000% to 10/15/26 then 5 year Treasury Constant Maturity Rate + 6.930%)	8.000%	10/15/26	1,095,000	1,147,990 (a)(e)(f)
Total Independent Power and Renewable Electricity Producers				3,233,139

Total Utilities				3,982,231
Total Corporate Bonds & Notes (Cost — $332,955,119)				340,504,157
Sovereign Bonds — 13.7%
Brazil — 2.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	65,900,000 BRL	11,580,086
Colombia — 0.9%
Colombian TES, Bonds	7.000%	3/26/31	25,270,000,000 COP	5,327,000
El Salvador — 0.3%
El Salvador Government International Bond, Senior Notes	9.250%	4/17/30	1,285,000	1,280,518 (a)
El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	325,000	247,308 (a)
Total El Salvador				1,527,826
Mexico — 5.7%
Mexican Bonos, Bonds	8.500%	3/1/29	192,500,000 MXN	9,534,567
Mexican Bonos, Bonds	7.500%	5/26/33	373,200,000 MXN	16,953,591
Mexican Bonos, Bonds	8.000%	7/31/53	167,900,000 MXN	7,152,145
Total Mexico				33,640,303
Panama — 2.2%
Panama Government International Bond, Senior Notes	3.870%	7/23/60	10,090,000	6,381,415
Panama Government International Bond, Senior Notes	4.500%	1/19/63	9,255,000	6,491,562
Total Panama				12,872,977
United Kingdom — 2.6%
United Kingdom Gilt, Senior Notes	3.750%	10/22/53	13,220,000 GBP	15,336,078 (c)

Total Sovereign Bonds (Cost — $80,112,124)				80,284,270
Collateralized Mortgage Obligations(g) — 11.4%
Bellemeade Re Ltd., 2023-1 M1B (30 Day Average SOFR + 4.250%)	9.530%	10/25/33	1,680,000	1,764,442 (a)(f)
Bellemeade Re Ltd., 2024-1 M1C (30 Day Average SOFR + 3.950%)	9.230%	8/25/34	2,120,000	2,155,716 (a)(f)
Bellemeade Re Ltd., 2024-1 M2 (30 Day Average SOFR + 4.600%)	9.880%	8/25/34	1,190,000	1,217,030 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-HQA5 B1 (30 Day Average SOFR + 4.000%)	9.280%	11/25/50	4,630,000	5,228,734 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.330%	1/25/34	1,935,000	2,078,567 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	8.180%	4/25/42	1,800,000	1,863,926 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M2 (30 Day Average SOFR + 4.350%)	9.630%	4/25/42	1,950,000	2,077,927 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1B (30 Day Average SOFR + 3.350%)	8.630%	5/25/42	1,500,000	1,574,079 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M2 (30 Day Average SOFR + 5.250%)	10.530%	5/25/42	4,750,000	5,168,768 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	9.780%	6/25/42	2,740,000	2,941,886 (a)(f)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M2 (30 Day Average SOFR + 6.750%)	12.030%	6/25/42	5,230,000	$5,900,334 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA6 M2 (30 Day Average SOFR + 5.750%)	11.030%	9/25/42	1,860,000	2,069,739 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA7 M1B (30 Day Average SOFR + 5.000%)	10.280%	3/25/52	1,890,000	2,081,455 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-HQA2 M2 (30 Day Average SOFR + 6.000%)	11.280%	7/25/42	990,000	1,095,870 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2023-DNA1 B1 (30 Day Average SOFR + 8.150%)	13.413%	3/25/43	2,940,000	3,394,885 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2023-HQA3 M2 (30 Day Average SOFR + 3.350%)	8.630%	11/25/43	2,560,000	2,679,738 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 M2B (30 Day Average SOFR + 2.414%)	7.695%	10/25/48	4,700,000	4,859,165 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2017-C02 2M2C (30 Day Average SOFR + 3.764%)	9.045%	9/25/29	845,000	886,702 (f)
Federal National Mortgage Association (FNMA) — CAS, 2017-C06 2M2 (30 Day Average SOFR + 2.914%)	8.195%	2/25/30	491,357	509,886 (f)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	8.645%	1/25/40	1,450,000	1,506,027 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2020-SBT1 1M2 (30 Day Average SOFR + 3.764%)	9.045%	2/25/40	2,920,000	3,090,443 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2021-R02 2B1 (30 Day Average SOFR + 3.300%)	8.580%	11/25/41	2,260,000	2,332,278 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2B1 (30 Day Average SOFR + 4.500%)	9.780%	1/25/42	870,000	920,824 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R02 1B1 (30 Day Average SOFR + 5.550%)	10.830%	1/25/43	1,640,000	1,815,814 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R04 1B1 (30 Day Average SOFR + 5.350%)	10.613%	5/25/43	2,200,000	2,429,014 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R07 2B1 (30 Day Average SOFR + 4.500%)	9.763%	9/25/43	2,710,000	2,905,287 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R07 2M2 (30 Day Average SOFR + 3.250%)	8.513%	9/25/43	2,310,000	2,406,716 (a)(f)

Total Collateralized Mortgage Obligations (Cost — $66,202,079)				66,955,252
Asset-Backed Securities — 3.7%
Allegro CLO Ltd., 2022-1A D (3 mo. Term SOFR + 3.650%)	8.932%	7/20/35	2,550,000	2,557,979 (a)(f)
Bain Capital Credit CLO Ltd., 2023-3A D (3 mo. Term SOFR + 5.250%)	10.533%	7/24/36	2,880,000	2,971,440 (a)(f)
BlueMountain CLO Ltd., 2021-28A D (3 mo. Term SOFR + 3.162%)	8.463%	4/15/34	1,160,000	1,146,218 (a)(f)
OHA Credit Funding Ltd., 2018-1A D1R (3 mo. Term SOFR + 3.600%)	8.882%	4/20/37	2,560,000	2,593,575 (a)(f)
Subway Funding LLC, 2024-1A A2II	6.268%	7/30/54	5,940,000	6,152,980 (a)
Subway Funding LLC, 2024-3A A23	5.914%	7/30/54	3,930,000	3,949,327 (a)
TCW CLO Ltd., 2021-1A D1 (3 mo. Term SOFR + 3.262%)	8.544%	3/18/34	2,130,000	2,135,877 (a)(f)

Total Asset-Backed Securities (Cost — $21,501,760)				21,507,396
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senior Loans — 1.7%
Communication Services — 0.3%
Diversified Telecommunication Services — 0.3%
Numericable U.S. LLC, USD Term Loan B14 (3 mo. Term SOFR + 5.500%)	10.801%	8/15/28	1,970,000	$1,482,425 (f)(h)(i)

Energy — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
New Fortress Energy Inc., Initial Term Loan (3 mo. Term SOFR + 5.000%)	10.252%	10/30/28	3,970,000	3,613,414 (f)(h)(i)

Health Care — 0.2%
Health Care Providers & Services — 0.2%
Star Parent Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.354%	9/27/30	1,144,250	1,115,003 (f)(h)(i)

Industrials — 0.4%
Passenger Airlines — 0.4%
WestJet Loyalty LP, Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.354%	2/14/31	2,288,500	2,267,995 (f)(h)(i)

Information Technology — 0.2%
IT Services — 0.2%
Sabre GLBL Inc., 2022 Term Loan B2 (1 mo. Term SOFR + 5.100%)	9.945%	6/30/28	1,426,476	1,361,008 (f)(h)(i)

Total Senior Loans (Cost — $9,956,992)				9,839,845
Convertible Bonds & Notes — 1.0%
Communication Services — 0.5%
Media — 0.5%
DISH Network Corp., Senior Notes	3.375%	8/15/26	3,949,000	3,198,120

Financials — 0.2%
Financial Services — 0.2%
Global Payments Inc., Senior Notes	1.500%	3/1/31	945,000	907,200 (a)

Industrials — 0.3%
Air Freight & Logistics — 0.3%
Air Transport Services Group Inc., Senior Notes	3.875%	8/15/29	2,000,000	1,888,200

Total Convertible Bonds & Notes (Cost — $6,320,341)				5,993,520
Total Investments before Short-Term Investments (Cost — $517,048,415)				525,084,440
Short-Term Investments — 11.9%
Sovereign Bonds — 4.2%
Egypt Treasury Bills	27.668%	10/22/24	230,500,000 EGP	4,704,648 (j)
Egypt Treasury Bills	30.898%	12/17/24	412,800,000 EGP	8,073,327 (j)
Egypt Treasury Bills	30.614%	2/11/25	86,000,000 EGP	1,615,346 (j)
Egypt Treasury Bills	30.347%	3/11/25	563,300,000 EGP	10,375,912 (j)

Total Sovereign Bonds (Cost — $24,836,638)				24,769,233
			Shares
Money Market Funds — 7.7%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $44,951,215)	4.932%		44,951,215	44,951,215 (k)(l)

Total Short-Term Investments (Cost — $69,787,853)				69,720,448
Total Investments — 101.5% (Cost — $586,836,268)				594,804,888
Liabilities in Excess of Other Assets — (1.5)%				(8,734,687)
Total Net Assets — 100.0%				$586,070,201

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — Flexible Bond Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Rate shown represents yield-to-maturity.
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2024, the total market value of investments in Affiliated Companies was $44,951,215 and the cost was $44,951,215 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
COP	—	Colombian Peso
EGP	—	Egyptian Pound
GBP	—	British Pound
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra 10-Year Notes	651	12/24	$77,054,412	$77,011,269	$(43,143)
United Kingdom Long Gilt Bonds	185	12/24	24,432,159	24,345,258	(86,901)
Net unrealized depreciation on open futures contracts					$(130,044)
At September 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	6,640,000	USD	1,181,116	HSBC Securities Inc.	10/22/24	$34,537
BRL	58,730,000	USD	10,635,832	HSBC Securities Inc.	10/22/24	116,480
USD	11,962,230	BRL	65,370,000	HSBC Securities Inc.	10/22/24	(5,735)
MXN	125,000,000	USD	6,696,567	Citibank N.A.	10/29/24	(377,384)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	190,600,000	USD	10,007,246	Citibank N.A.	10/29/24	$(371,755)
MXN	191,300,000	USD	9,724,828	Citibank N.A.	10/29/24	(53,950)
MXN	263,400,000	USD	14,096,039	Citibank N.A.	10/29/24	(780,256)
USD	4,921,032	MXN	95,500,000	Citibank N.A.	10/29/24	93,176
USD	7,192,468	MXN	142,700,000	Citibank N.A.	10/29/24	(21,512)
USD	27,058,192	MXN	504,500,000	Citibank N.A.	10/29/24	1,553,969
USD	709,256	MXN	14,200,000	Goldman Sachs Group Inc.	10/29/24	(8,603)
USD	685,948	MXN	13,400,000	Morgan Stanley & Co. Inc.	10/29/24	8,532
COP	16,480,000,000	USD	3,979,090	JPMorgan Chase & Co.	10/30/24	(77,511)
COP	16,480,000,000	USD	4,062,365	JPMorgan Chase & Co.	10/30/24	(160,785)
USD	7,998,253	COP	32,960,000,000	JPMorgan Chase & Co.	10/30/24	195,093
EUR	16,050,000	USD	17,946,327	JPMorgan Chase & Co.	11/7/24	(51,233)
EUR	23,040,000	USD	25,858,695	JPMorgan Chase & Co.	11/7/24	(170,037)
USD	13,597,307	EUR	12,510,000	JPMorgan Chase & Co.	11/7/24	(350,832)
USD	14,461,537	EUR	12,980,000	JPMorgan Chase & Co.	11/7/24	(10,632)
USD	14,564,225	EUR	13,060,000	JPMorgan Chase & Co.	11/7/24	2,858
EUR	1,060,000	USD	1,173,873	UBS Securities LLC	11/7/24	7,984
USD	1,754,907	EUR	1,600,000	UBS Securities LLC	11/7/24	(29,027)
USD	13,404,534	GBP	10,200,000	Citibank N.A.	12/12/24	(230,328)
USD	1,426,864	GBP	1,090,000	Standard Chartered PLC	12/12/24	(30,194)
JPY	3,805,000,000	USD	26,908,219	Citibank N.A.	12/13/24	(166,831)
JPY	331,000,000	USD	2,346,893	Standard Chartered PLC	12/13/24	(20,638)
Net unrealized depreciation on open forward foreign currency contracts						$(904,614)

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At September 30, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount2*	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.34 Index	14,685,000	6/20/25	1.000% quarterly	$94,916	$22,516	$72,400
Markit iTraxx Europe Index	295,000EUR	12/20/24	1.000% quarterly	702	6	696
Markit iTraxx Europe Index	5,150,000EUR	6/20/25	1.000% quarterly	38,260	25,530	12,730
Total				$133,878	$48,052	$85,826

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — Flexible Bond Fund
OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at September 30, 2024[4]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Bank PLC (Panama Government International Bond, 8.875%, due 9/30/27)	$2,940,000	12/20/28	1.256%	1.000% quarterly	$(29,205)	$(66,971)	$37,766
JPMorgan Chase & Co. (Panama Government International Bond, 8.875%, due 9/30/27)	2,880,000	12/20/28	1.256%	1.000% quarterly	(28,609)	(66,905)	38,296
Total	$5,820,000				$(57,814)	$(133,876)	$76,062

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:
EUR	—	Euro
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Flexible Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$340,504,157	—	$340,504,157
Sovereign Bonds	—	80,284,270	—	80,284,270
Collateralized Mortgage Obligations	—	66,955,252	—	66,955,252
Asset-Backed Securities	—	21,507,396	—	21,507,396
Senior Loans	—	9,839,845	—	9,839,845
Convertible Bonds & Notes	—	5,993,520	—	5,993,520
Total Long-Term Investments	—	525,084,440	—	525,084,440
Short-Term Investments†:
Sovereign Bonds	—	24,769,233	—	24,769,233
Money Market Funds	$44,951,215	—	—	44,951,215
Total Short-Term Investments	44,951,215	24,769,233	—	69,720,448
Total Investments	$44,951,215	$549,853,673	—	$594,804,888
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$2,012,629	—	$2,012,629
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	85,826	—	85,826
Total Other Financial Instruments	—	$2,098,455	—	$2,098,455
Total	$44,951,215	$551,952,128	—	$596,903,343
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$130,044	—	—	$130,044
Forward Foreign Currency Contracts††	—	$2,917,243	—	2,917,243
OTC Credit Default Swaps on Sovereign Issues — Sell Protection‡	—	57,814	—	57,814
Total	$130,044	$2,975,057	—	$3,105,101

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$12,658,328	$320,930,442	320,930,442	$288,637,555	288,637,555

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$950,366	—	$44,951,215

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report